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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-05324
-----------------------------------------------------------------

                                Elfun Diversified Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  03/31/06
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS




ELFUN DIVERSIFIED FUND

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - MARCH 31, 2006 (UNAUDITED)

                                                                           NUMBER OF
                                                                             SHARES                            VALUE
------------------------------------------------------------------------------------------------------------------------------
Domestic Equity - 54.5%
------------------------------------------------------------------------------------------------------------------------------

Consumer Discretionary - 8.5%
Bed Bath & Beyond, Inc.                                                       25,882                         $      994 (a,h)
Carnival Corp.                                                                66,265                              3,139 (h)
CBS Corp.                                                                     36,813                                883
Comcast Corp. (Class A)                                                      141,026                              3,684 (a)
Liberty Global Inc. (Series C)                                                61,716                              1,219 (a,j)
Liberty Global, Inc. (Series A)                                                5,312                                109 (a)
Liberty Media Corp. (Series A)                                               445,461                              3,657 (a)
Omnicom Group, Inc.                                                           24,555                              2,044
Target Corp.                                                                  19,910                              1,036
The Home Depot, Inc.                                                         111,825                              4,730
Viacom Inc. (Class B)                                                         31,027                              1,204 (a)
                                                                                                                 22,699

CONSUMER STAPLES - 4.8%
Clorox Co.                                                                    19,909                              1,192 (j)
Colgate-Palmolive Co.                                                         67,480                              3,853
PepsiCo, Inc.                                                                 61,055                              3,528
Sara Lee Corp.                                                                33,129                                592
The Coca-Cola Co.                                                             90,256                              3,779
                                                                                                                 12,944

ENERGY - 5.1%
EOG Resources, Inc.                                                           16,923                              1,218
Exxon Mobil Corp.                                                            105,188                              6,402
Halliburton Co.                                                               26,506                              1,936
Schlumberger Ltd.                                                             31,523                              3,990
                                                                                                                 13,546

FINANCIALS - 9.0%
AFLAC Incorporated                                                            38,823                              1,752 (h)
Alleghany Corp.                                                                  952                                276 (a)
American International Group, Inc.                                            76,984                              5,088
Bank of America Corp.                                                         89,509                              4,076
Berkshire Hathaway, Inc. (Class B)                                               459                              1,383 (a)
Citigroup, Inc.                                                               29,864                              1,410
Everest Re Group, Ltd.                                                         9,290                                867
Federal National Mortgage Assoc.                                              53,424                              2,746
HCC Insurance Holdings, Inc.                                                  18,582                                647 (j)
Mellon Financial Corp.                                                        38,159                              1,358
State Street Corp.                                                            51,765                              3,128 (e)
SunTrust Banks, Inc.                                                          20,573                              1,497
                                                                                                                 24,228

HEALTHCARE - 8.7%
Abbott Laboratories                                                           82,465                              3,502
Advanced Medical Optics, Inc.                                                  5,833                                272 (a,j)
Aetna, Inc.                                                                   25,032                              1,230
Amgen, Inc.                                                                   45,791                              3,331 (a)
Johnson & Johnson                                                             67,739                              4,012
LIncare Holdings Inc.                                                         50,436                              1,965 (a)
Pfizer Inc.                                                                  184,889                              4,607
Wyeth                                                                         89,593                              4,347
                                                                                                                 23,266

INDUSTRIALS - 3.6%
Corinthian Colleges, Inc.                                                     30,710                                442 (a,j)
Dover Corp.                                                                   78,311                              3,803
Southwest Airlines Co.                                                        92,115                              1,657
Tyco International Ltd.                                                       72,889                              1,959
United Technologies Corp.                                                     21,156                              1,226
Waste Management, Inc.                                                        15,264                                539
                                                                                                                  9,626

INFORMATION TECHNOLOGY - 13.8%
Activision, Inc.                                                              23,228                                320 (a)
Analog Devices, Inc.                                                          32,187                              1,232
Automatic Data Processing, Inc.                                               45,646                              2,085
Checkfree Corp.                                                                9,955                                503 (a,j)
Cisco Systems, Inc.                                                          141,235                              3,061 (a)
Dell, Inc.                                                                    46,455                              1,383 (a)
eBay, Inc.                                                                    16,299                                637 (a)
EMC Corporation                                                              101,240                              1,380 (a)
Fidelity National Information Services, Inc.                                  18,582                                754 (j)
First Data Corp.                                                             132,730                              6,214 (h)
Intel Corp.                                                                   66,365                              1,284
Intuit Inc.                                                                   68,475                              3,642 (a)
Microsoft Corp.                                                              249,393                              6,786
Molex Inc. (Class A)                                                         116,138                              3,452 (j)
Oracle Corp.                                                                 225,641                              3,089 (a)
Yahoo! Inc.                                                                   34,944                              1,127 (a)
                                                                                                                 36,949

MATERIALS - 1.0%
Monsanto Co.                                                                  30,554                              2,589

TOTAL DOMESTIC EQUITY                                                                                           145,847
(COST $129,024)

------------------------------------------------------------------------------------------------------------------------------
FOREIGN EQUITY - 18.6%
------------------------------------------------------------------------------------------------------------------------------

Common Stock - 18.5%

Consumer Discretionary - 1.1%
Accor S.A.                                                                       790                                 45 (j)
Kingfisher PLC                                                                15,442                                 64
Koninklijke Philips Electronics N.V.                                          23,928                                808 (j)
Lagardere S.C.A. (Regd.)                                                       1,654                                129 (j)
LVMH Moet Hennessy Louis Vuitton S.A.                                          3,798                                372 (j)
Reed Elsevier PLC                                                             29,453                                282
Renault S.A.                                                                     858                                 91 (j)
Sekisui Chemical Company Ltd.                                                 23,000                                194 (j)
Toyota Motor Corp.                                                            16,498                                899 (j)
                                                                                                                  2,884

CONSUMER STAPLES - 0.9%
Carrefour S.A.                                                                 3,643                                194 (j)
Diageo PLC                                                                    39,697                                624
Nestle S.A. (Regd.)                                                            2,955                                875
Seven & I Holdings Co. Ltd.                                                   10,200                                403
Tesco PLC                                                                     84,914                                486
                                                                                                                  2,582

ENERGY - 2.1%
BG Group PLC                                                                  33,123                                413
China Petroleum & Chemical Corp.                                             570,000                                331 (j)
EnCana Corp.                                                                   3,202                                150
Ente Nazionale Idrocarburi S.p.A.                                             19,731                                561 (j)
LUKOIL ADR                                                                     4,433                                369 (b)
Petroleo Brasileiro S.A. ADR                                                   8,224                                657 (a,j)
Reliance Energy Ventures Ltd.                                                 24,420                                 24 (a)
Reliance Natural Resources Ltd.                                               24,420                                 18 (a)
Saipem S.p.A.                                                                 41,410                                957
Stolt Offshore S.A.                                                           52,306                                821 (a)
Tenaris S.A. ADR                                                               1,773                                320 (j)
Total S.A.                                                                     3,574                                942 (j)
                                                                                                                  5,563

FINANCIALS - 5.3%
Acom Co. Ltd.                                                                  3,211                                188 (j)
Allianz AG (Regd.)                                                             2,588                                431
AXA S.A.                                                                      13,655                                479 (j)
Banca Intesa S.p.A.                                                           69,248                                413 (j)
Banco Santander Central Hispano S.A. (Regd.)                                  45,936                                670 (j)
Bank of Yokohama Ltd.                                                         39,605                                324 (j)
BNP Paribas                                                                   10,751                                997 (j)
BNP Paribas                                                                    1,075                                 96 (a)
CapitaLand Ltd.                                                              163,000                                488
Credit Agricole S.A.                                                          13,126                                510 (j)
Credit Suisse Group (Regd.)                                                   13,313                                745
Hongkong Land Holdings Ltd.                                                   56,999                                212
ICICI Bank Ltd. ADR                                                            8,509                                235 (j)
ING Groep N.V.                                                                13,045                                515 (j)
Jardine Matheson Holdings Ltd.                                                11,307                                208
Kookmin Bank                                                                   7,587                                655
Lloyds TSB Group PLC                                                          46,125                                440
Mitsubishi Estate Co. Ltd. (REIT)                                             35,982                                851 (j)
Mitsubishi UFJ Financial Group, Inc.                                              67                              1,022 (j)
Mitsui Sumitomo Insurance Co. Ltd.                                            53,000                                719 (j)
Nomura Holdings, Inc.                                                         58,399                              1,299 (j)
Prudential PLC                                                                45,353                                525
Reliance Capital Ventures Ltd.                                                24,420                                 14 (a)
Royal Bank of Scotland Group PLC                                              21,453                                697
Sun Hung Kai Properties Ltd. (REIT)                                           33,177                                337 (j)
Swiss Reinsurance                                                              3,659                                255
UniCredito Italiano S.p.A.                                                   133,036                                960 (j)
                                                                                                                 14,285

HEALTHCARE - 1.2%
GlaxoSmithKline PLC                                                           37,798                                987
Novartis AG (Regd.)                                                           11,090                                615
Roche Holding AG                                                               6,738                              1,001
Sanofi-Aventis                                                                 3,805                                361 (j)
Smith & Nephew PLC                                                            21,276                                189
                                                                                                                  3,153

INDUSTRIALS - 2.6%
ABB Ltd. (Regd.)                                                              52,512                                661 (a)
Adecco S.A. (Regd.)                                                            4,398                                245
Asahi Glass Co. Ltd.                                                          36,003                                537 (j)
Brambles Industries PLC                                                       28,643                                214
Canadian National Railway Co.                                                 11,124                                505 (j)
Chiyoda Corp.                                                                 26,369                                612 (j)
East Japan Railway Co.                                                            37                                273
Group 4 Securicor PLC                                                         72,123                                237
Group 4 Securicor PLC                                                         74,080                                246
Komatsu Ltd.                                                                  23,358                                444 (j)
Kubota Corp.                                                                  21,000                                226 (j)
Malaysia International Shipping Corp. BHD                                     74,926                                191
Mitsubishi Heavy Industries Ltd.                                              20,000                                 95 (j)
Orascom Construction Industries                                                6,430                                264
Sandvik AB                                                                    11,861                                701
Siemens AG (Regd.)                                                             8,099                                755
SMC Corp.                                                                      1,897                                295 (j)
Smiths Group PLC                                                              21,520                                367
Wolseley PLC                                                                   2,828                                 69
                                                                                                                  6,937

INFORMATION TECHNOLOGY - 1.3%
Hoya Corp.                                                                    13,200                                531
Nidec Corp.                                                                    6,558                                537 (j)
Nokia OYJ                                                                     45,657                                944 (j)
Nortel Networks Corp.                                                         27,309                                 84 (a,j)
Samsung Electronics Co. Ltd.                                                     800                                519
Taiwan Semiconductor Manufacturing Co. Ltd.                                  276,273                                546
Telefonaktiebolaget LM Ericsson                                              103,884                                395
                                                                                                                  3,556

MATERIALS - 1.8%
BASF AG                                                                        4,366                                342
BHP Billiton PLC                                                              76,216                              1,390
Cia Vale do Rio Doce ADR                                                      15,502                                752
Holcim Ltd. (Regd.)                                                            4,095                                325
Linde AG                                                                       3,505                                304 (j)
Potash Corp of Saskatchewan                                                    5,382                                474
Rio Tinto PLC (Regd.)                                                         12,584                                638
Toray Industries Inc.                                                         61,999                                507 (j)
                                                                                                                  4,732

TELECOMMUNICATION SERVICES - 1.6%
America Movil S.A. de C.V. ADR (Series L)                                     13,969                                479 (j)
France Telecom S.A.                                                            4,278                                 96 (j)
Reliance Communication Ventures Ltd.                                          24,420                                169 (a)
Singapore Telecommunications Ltd.                                            399,672                                654
Telecom Italia S.p.A                                                          10,669                                 28 (j)
Telefonica S.A.                                                               20,262                                318
Telefonica S.A. ADR                                                              146                                  7
Telenor ASA                                                                   35,096                                377
Vodafone Group PLC                                                           159,697                                334
Vodafone Group PLC ADR                                                        85,791                              1,793
                                                                                                                  4,255

UTILITIES - 0.6%
E.ON AG                                                                        7,142                                785
National Grid PLC                                                              6,862                                 68
Veolia Environnement                                                          13,328                                739 (j)
                                                                                                                  1,592

TOTAL COMMON STOCK                                                                                               49,539
(COST $35,767)

PREFERRED STOCK - 0.1%
Cia Vale do Rio Doce ADR                                                       5,709                                247
(COST $79)

TOTAL FOREIGN EQUITY                                                                                             49,786
(COST $35,846)

                                                                           PRINCIPAL
                                                                             AMOUNT                            VALUE
------------------------------------------------------------------------------------------------------------------------------
Bonds and Notes - 21.8%
------------------------------------------------------------------------------------------------------------------------------


U.S. Treasuries - 6.8% U.S. Treasury Bonds
4.50%                                           02/15/36                   $   1,195                         $    1,121
7.13%                                           02/15/23                       1,175                              1,445
8.13%                                           08/15/19 - 08/15/21              740                                974 (h)
U.S. Treasury Notes
4.25%                                           01/15/11                         405                                395
4.38%                                           01/31/08 - 11/15/08            1,560                              1,547 (h)
4.50%                                           02/15/09 - 02/15/16           11,540                             11,295
4.63%                                           02/29/08                       1,310                              1,305
                                                                                                                 18,082

Federal Agencies - 0.3%
Federal Farm Credit Bank
3.75%                                           01/15/09                         315                                304 (h)
Federal Home Loan Mortgage Corp.
4.75%                                           12/08/10                         515                                505 (h)
                                                                                                                    809

AGENCY MORTGAGE BACKED - 4.9%
Federal Home Loan Mortgage Corp.
4.50%                                           06/01/33 - 10/01/35            1,306                              1,234
5.50%                                           05/01/20                          21                                 21
6.00%                                           04/01/17 - 05/01/35              508                                509
6.50%                                           01/01/27 - 12/01/34              292                                298
7.00%                                           10/01/16 - 02/01/35              108                                114
7.50%                                           11/01/09 - 09/01/33               70                                 73
8.00%                                           07/01/26 - 11/01/30               12                                 13
8.50%                                           04/01/30 - 05/01/30               38                                 41
Federal National Mortgage Assoc.
4.00%                                           05/01/19 - 06/01/19              143                                134
4.50%                                           05/01/18 - 02/01/35            1,341                              1,266
5.00%                                           06/01/20 - 08/01/35              763                                731
5.50%                                           04/01/14 - 08/01/35              972                                959
6.00%                                           02/01/14 - 08/01/35            1,109                              1,114
6.50%                                           12/01/14 - 02/01/35            1,435                              1,469
7.00%                                           01/01/16 - 05/01/35              360                                371
7.50%                                           12/01/09 - 03/01/34              144                                150
8.00%                                           12/01/11 - 11/01/33              131                                138
8.50%                                           05/01/30 - 05/01/31                8                                  8
9.00%                                           06/01/09 - 12/01/22               93                                 97
5.00%                                           TBA                            1,690                              1,647 (c)
5.50%                                           TBA                              795                                776 (c)
6.00%                                           TBA                              500                                500 (c)
Government National Mortgage Assoc.
4.50%                                           08/15/33 - 09/15/34              264                                247
5.00%                                           08/15/33                          69                                 67
6.00%                                           04/15/30 - 06/15/35               91                                 92
6.50%                                           06/15/24 - 08/15/34              135                                138
7.00%                                           03/15/12 - 06/15/34               69                                 70
7.50%                                           07/15/23 - 04/15/28               44                                 45
8.00%                                           05/15/30                           2                                  2
8.50%                                           10/15/17                          62                                 66
9.00%                                           11/15/16 - 12/15/21               54                                 58
5.50%                                           TBA                              655                                648 (c)
                                                                                                                 13,096
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 1.3%
Collateralized Mortgage Obligation Trust (Class B)
6.60%                                           11/01/18                           4                                  4 (d,f,h)
Federal Home Loan Mortgage Corp.
1.90%                                           10/15/18                         217                                 11 (g,i)
2.40%                                           12/15/30                         476                                 25 (g,i)
3.74%                                           10/15/33                          80                                 57 (i)
4.50%                                           04/15/13 - 03/15/19              463                                 48 (g)
4.50%                                           05/15/17 - 11/15/19              175                                163
4.61%                                           12/15/33                          50                                 38 (i)
5.00%                                           12/15/13 - 12/01/34            2,191                                389 (g)
5.00%                                           05/15/20 - 02/15/35            1,155                              1,058
5.50%                                           04/15/17 - 06/15/33              312                                 50 (g)
5.50%                                           10/15/34                          71                                 71
6.14%                                           06/15/33                         311                                288 (i)
7.50%                                           01/15/16                          25                                 26
7.50%                                           07/15/27                          55                                 12 (g)
8.00%                                           04/15/20                           3                                  3
8.00%                                           02/01/23 - 07/01/24               10                                  2 (g)
10.09%                                          09/25/43                         728                                  9 (d,g,i)
Federal Home Loan Mortgage STRIPS
6.07%                                           08/01/27                           2                                  2 (d,f)
Federal National Mortgage Assoc.
1.17%                                           12/25/42                         208                                  5 (g,i)
2.68%                                           05/25/18                       1,085                                 68 (g,i)
2.78%                                           09/25/42                         566                                 47 (g,i)
2.83%                                           04/25/17 - 10/25/17              245                                 16 (g,i)
2.88%                                           08/25/16                          56                                  3 (g,i)
3.28%                                           06/25/42                         132                                  9 (g,i)
4.00%                                           02/25/28                          14                                 13
4.50%                                           05/25/18                          77                                  8 (g)
4.50%                                           12/25/19                          50                                 45
4.56%                                           09/25/31                         106                                 95 (i)
4.75%                                           11/25/14                          55                                  4 (g)
5.00%                                           02/25/11 - 02/25/32               66                                  4 (g)
5.00%                                           03/25/35                          75                                 68
5.50%                                           01/25/27                          97                                 12 (g)
5.50%                                           07/25/34 - 02/25/35              236                                235 (h)
5.75%                                           02/25/35                         125                                125
6.00%                                           12/25/34                         100                                100
6.50%                                           12/25/34                          56                                 57
8.00%                                           07/25/14                          31                                 32
Federal National Mortgage Assoc. (Class 1)
4.69%                                           11/01/34                          90                                 66 (d,f)
Federal National Mortgage Assoc. (Class S)
2.28%                                           02/25/31                         151                                  7 (g,i)
Federal National Mortgage Assoc. REMIC
4.50%                                           11/25/13                         193                                  9 (g)
5.00%                                           10/25/22                          74                                 12 (g)
5.50%                                           08/25/33                         280                                 65 (g)
6.01%                                           03/25/31                         147                                141 (i)
Federal National Mortgage Assoc. REMIC (Class B)
5.92%                                           12/25/22                           5                                  4 (d,f)
Federal National Mortgage Assoc. STRIPS (Class 2)
7.50%                                           11/01/23                         110                                 26 (g)
8.00%                                           08/01/23 - 07/01/24               23                                  5 (g)
8.50%                                           03/01/17 - 07/25/22               10                                  2 (g)
9.00%                                           05/25/22                           5                                  1 (g)
Government National Mortgage Assoc.
5.00%                                           02/16/34                          65                                 59 (h)
Vendee Mortgage Trust
21.54%                                          05/15/33                         496                                 13 (d,g,h,i)
                                                                                                                  3,612

ASSET BACKED - 0.6%
Bank One Issuance Trust
3.59%                                           05/17/10                          25                                 24
Bear Stearns Asset Backed Securities Inc. (Class A)
5.19%                                           01/25/34                          28                                 28 (h,i)
BMW Vehicle Owner Trust (Class B)
2.93%                                           03/25/09                          47                                 47
Capital One Auto Finance Trust
4.86%                                           01/15/08                         103                                103 (i)
Capital One Master Trust (Class C)
6.70%                                           06/15/11                         100                                103 (b,h)
Capital One Prime Auto Receivables Trust (Class A)
4.83%                                           09/17/07                          17                                 17 (i)
Carmax Auto Owner Trust
4.35%                                           03/15/10                          64                                 63
Chase Credit Card Master Trust (Class A)
4.86%                                           07/15/10                         120                                120 (i)
Chase Funding Mortgage Loan Asset-Backed Certificates
5.07%                                           03/25/32                          48                                 48 (h,i)
Citibank Credit Card Issuance Trust
4.45%                                           04/07/10                          59                                 58
Countrywide Asset-Backed Certificates
5.25%                                           05/25/33                          11                                 11 (h,i)
Countrywide Asset-Backed Certificates (Class A)
5.15%                                           04/25/32                          37                                 37 (h,i)
Fleet Credit Card Master Trust II (Class A)
4.89%                                           04/15/10                         180                                180 (i)
Fleet Home Equity Loan Trust (Class A)
5.03%                                           01/20/33                          33                                 33 (h,i)
Honda Auto Receivables Owner Trust (Class A)
4.15%                                           10/15/10                          69                                 67
Household Automotive Trust (Class A)
5.05%                                           07/17/09                         272                                272 (i)
Mid-State Trust
7.54%                                           07/01/35                          15                                 16 (h)
Peco Energy Transition Trust
6.52%                                           12/31/10                          45                                 47 (h)
Residential Asset Mortgage Products, Inc.
5.06%                                           03/25/34                          43                                 43 (h,i)
Residential Asset Mortgage Products, Inc. (Class A)
5.10%                                           06/25/32                          46                                 46 (h,i)
Residential Asset Securities Corp.
5.07%                                           07/25/32                          23                                 23 (h,i)
Residential Asset Securities Corp. (Class A)
4.16%                                           07/25/30                          60                                 59 (h,i)
Volkswagen Auto Lease Trust (Class A)
3.94%                                           10/20/10                          43                                 42
Wells Fargo Home Equity Trust
3.97%                                           09/25/24                          35                                 34 (h,i)
                                                                                                                  1,521

CORPORATE NOTES - 5.5%
Abbey National PLC
7.95%                                           10/26/29                          80                                 98 (h)
AES Corp.
8.75%                                           06/15/08                         145                                151 (h)
AIG SunAmerica Global Financing VII
5.85%                                           08/01/08                         100                                101 (b,h)
Air Jamaica Ltd.
9.38%                                           07/08/15                         145                                149 (b,h)
Allegiance Corp.
7.00%                                           10/15/26                          35                                 37 (h)
Allied Waste North America
7.25%                                           03/15/15                         180                                184 (h)
Allstate Life Global Funding Trusts
3.85%                                           01/25/08                         115                                112 (h)
Altria Group, Inc.
7.20%                                           02/01/07                          50                                 51
American Electric Power Company, Inc. (Series D)
5.25%                                           06/01/15                          35                                 34 (h)
American General Corp.
7.50%                                           08/11/10                          80                                 86 (h)
Appalachian Power Co. (Series G)
3.60%                                           05/15/08                          30                                 29 (h)
Appalachian Power Co. (Series K)
5.00%                                           06/01/17                          55                                 51 (h)
Archer-Daniels-Midland Company
7.00%                                           02/01/31                          55                                 61 (h)
Assurant, Inc.
6.75%                                           02/15/34                          75                                 78 (h)
AT&T, Inc.
4.13%                                           09/15/09                         110                                105
5.63%                                           06/15/16                         125                                122
5.88%                                           08/15/12                          55                                 55
BAC CAP TRUST V
5.63%                                           03/08/35                          80                                 74 (h)
Banco BMG S.A.
9.15%                                           01/15/16                         100                                103 (b,h)
Banco Mercantil del Norte S.A.
5.88%                                           02/17/14                          95                                 95 (b,h,i)
Banco Santander Chile
5.38%                                           12/09/14                          90                                 87 (b,h)
Bavaria S.A.
8.88%                                           11/01/10                          60                                 65 (b,h)
8.88%                                           11/01/10                          45                                 49
BellSouth Corp.
6.55%                                           06/15/34                          75                                 75 (h)
BNP US Funding LLC (Series A)
7.74%                                           12/31/49                          45                                 47 (b,h,i)
BNSF Funding Trust I
6.61%                                           12/15/55                          65                                 64 (h,i)
Boyd Gaming Corp.
7.13%                                           02/01/16                          85                                 86 (h)
British Aerospace Finance, Inc.
7.50%                                           07/01/27                          50                                 56 (b,h)
Burlington Northern Santa Fe Corp.
8.13%                                           04/15/20                         135                                164 (h)
Campbell Soup Co.
5.50%                                           03/15/07                          85                                 85 (h)
Capital One Bank
6.50%                                           06/13/13                          40                                 42 (h)
Capital One Financial Corp.
8.75%                                           02/01/07                          80                                 82 (h)
Carolina Power & Light Co.
5.15%                                           04/01/15                          40                                 38 (h)
5.70%                                           04/01/35                          20                                 19 (h)
6.13%                                           09/15/33                          70                                 70 (h)
Chesapeake Energy Corp.
7.75%                                           01/15/15                         160                                167 (h)
Clear Channel Communications, Inc.
4.63%                                           01/15/08                          75                                 74 (h)
Comcast Cable Communications Holdings, Inc.
9.46%                                           11/15/22                          70                                 88 (h)
Consolidated Natural Gas Co.
5.38%                                           11/01/06                         145                                145 (h)
Consumers Energy Co.
5.15%                                           02/15/17                          50                                 46 (h)
5.80%                                           09/15/35                          55                                 51 (h)
Corp Interamericana de Entretenimiento S.A.
8.88%                                           06/14/15                          70                                 69 (b,h)
Cosan S.A. Industria e Comercio
8.25%                                           02/28/49                         100                                 97 (b,h)
Countrywide Home Loans, Inc.
5.63%                                           05/15/07                          75                                 75 (h)
COX Communications, Inc.
5.45%                                           12/15/14                          80                                 76 (h)
Crown Americas LLC and Crown Americas Capital Corp.
7.75%                                           11/15/15                         215                                223 (b,h)
CSX Transportation, Inc.
9.75%                                           06/15/20                           8                                 11 (h)
DaimlerChrysler NA Holding Corp.
4.05%                                           06/04/08                          50                                 48 (h)
4.75%                                           01/15/08                          50                                 49 (h)
5.88%                                           03/15/11                         100                                100 (h)
DBS Bank Ltd.
5.00%                                           11/15/19                          90                                 85 (b,h,i)
Desarrolladora Homex S.A. de C.V.
7.50%                                           09/28/15                          50                                 49 (h)
Detroit Edison Co. (Series B)
5.45%                                           02/15/35                          85                                 76 (h)
Deutsche Telekom International Finance BV
3.88%                                           07/22/08                         225                                218 (h)
DirecTV Holdings LLC
6.38%                                           06/15/15                         160                                158 (h)
Dominion Resources Inc. (Series B)
4.13%                                           02/15/08                         145                                141 (h)
Dominion Resources Inc. (Series G)
3.66%                                           11/15/06                          25                                 25 (h,k)
Dominion Resources, Inc.
5.69%                                           05/15/08                          80                                 80 (h,k)
Duke Capital LLC
4.30%                                           05/18/06                          85                                 85 (h)
4.33%                                           11/16/06                          65                                 65 (h)
5.67%                                           08/15/14                          45                                 44 (h)
8.00%                                           10/01/19                          60                                 70 (h)
Echostar DBS Corp.
5.75%                                           10/01/08                          80                                 79 (h)
7.13%                                           02/01/16                         150                                148 (b,h)
El Paso Electric Co.
6.00%                                           05/15/35                          85                                 79 (h)
Enterprise Products Operating LP
4.00%                                           10/15/07                         145                                142 (h)
EOP Operating LP
7.00%                                           07/15/11                         105                                110 (h)
EOP Operating LP (REIT)
7.75%                                           11/15/07                         130                                134 (h)
FirstEnergy Corp. (Series B)
6.45%                                           11/15/11                          15                                 16 (h)
FPL Group Capital, Inc. (Series B)
5.55%                                           02/16/08                         110                                110 (h)
General Mills, Inc.
3.88%                                           11/30/07                          75                                 73 (h)
Georgia Power Co.
4.88%                                           07/15/07                         105                                104 (h)
Gerdau S.A.
8.88%                                           12/31/49                         100                                105 (b,h)
Goodrich Corp.
7.10%                                           11/15/27                          55                                 59 (h)
Greater Bay Bancorp
5.25%                                           03/31/08                         110                                109 (h)
GS Caltex Corp.
5.50%                                           10/15/15                          80                                 77 (b,h)
GTE Corp.
6.94%                                           04/15/28                         100                                101 (h)
7.51%                                           04/01/09                          55                                 58 (h)
Halliburton Co.
8.75%                                           02/15/21                          40                                 51 (h)
Hopson Development Holdings Ltd.
8.13%                                           11/09/12                         100                                103 (b,h)
HSBC Bank USA NA
3.88%                                           09/15/09                         155                                148 (h)
HSBC Capital Funding LP
4.61%                                           12/29/49                         100                                 92 (b,h,i)
HSBC Capital Funding LP (Series 1)
9.55%                                           12/31/49                          85                                 97 (b,h,i)
HSBC Finance Corp.
6.50%                                           11/15/08                         120                                123 (h)
IBM Canada Credit Services Company
3.75%                                           11/30/07                          45                                 44 (b,h)
ILFC E-Capital Trust I
5.90%                                           12/21/65                         200                                194 (b,h,i)
ING Capital Funding TR III
8.44%                                           12/29/49                          70                                 78 (h,i)
ING Groep N.V.
5.78%                                           12/29/49                          55                                 53 (h,i)
International Business Machines Corp.
3.80%                                           02/01/08                          55                                 54 (h)
iStar Financial, Inc.
4.88%                                           01/15/09                          30                                 29 (h)
7.00%                                           03/15/08                          50                                 51 (h)
Kansas Gas & Electric
5.65%                                           03/29/21                          45                                 43 (h)
Kimco Realty Corp. (REIT)
4.82%                                           06/01/14                          55                                 51 (h)
Kinder Morgan Energy Partners LP
5.13%                                           11/15/14                          65                                 62 (h)
Kinder Morgan, Inc.
6.50%                                           09/01/12                          85                                 88 (h)
L-3 Communications Corp.
6.38%                                           10/15/15                          85                                 84 (h)
Laboratory Corp of America Holdings
5.63%                                           12/15/15                          55                                 54 (h)
Loma Negra Compania Industrial Agrentina S.A.
7.25%                                           03/15/13                          40                                 39 (b,h)
Lyondell Chemical Co. (Series A)
9.63%                                           05/01/07                         140                                145
MacDermid, Inc.
9.13%                                           07/15/11                         215                                227
Marsh & McLennan Companies, Inc.
5.15%                                           09/15/10                          70                                 69
Meritage Homes Corp.
6.25%                                           03/15/15                         245                                217
MGM Mirage
5.88%                                           02/27/14                         250                                236
Midamerican Energy Holdings Co.
3.50%                                           05/15/08                          60                                 58
6.13%                                           04/01/36                          55                                 54 (b)
Mohegan Tribal Gaming Authority
8.00%                                           04/01/12                         140                                147
Motorola, Inc.
4.61%                                           11/16/07                          20                                 20
MUFG Capital Finance 1 Ltd.
6.35%                                           07/29/49                         100                                 99 (i)
National Power Corp.
9.02%                                           08/23/11                          55                                 61 (b,i)
NB Capital Trust IV
8.25%                                           04/15/27                         140                                149
Nelnet, Inc.
5.13%                                           06/01/10                          65                                 63
New Cingular Wireless Services Inc.
8.75%                                           03/01/31                          90                                114 (h)
News America, Inc.
7.25%                                           05/18/18                          50                                 54
Nextel Communications Inc. (Series E)
6.88%                                           10/31/13                         140                                145
Nordea Bank AB
5.42%                                           12/29/49                          45                                 43 (b,i)
Norfolk Southern Corp.
6.00%                                           04/30/08                          50                                 51
Norfolk Southern Railway Co.
9.75%                                           06/15/20                          22                                 30
Northeast Utilities (Series B)
3.30%                                           06/01/08                          35                                 33
Northrop Grumman Corp.
4.08%                                           11/16/06                         140                                139
NorthWestern Corp.
5.88%                                           11/01/14                          55                                 54
Ocean Energy, Inc.
4.38%                                           10/01/07                          50                                 49
Ohio Power Co. (Series E)
6.60%                                           02/15/33                          35                                 36
Owens Brockway Glass Container Inc.
6.75%                                           12/01/14                          50                                 49
Pacific Gas & Electric Co.
6.05%                                           03/01/34                          40                                 39
PanAmSat Corp.
9.00%                                           08/15/14                         160                                168
Pemex Finance Ltd.
9.03%                                           02/15/11                          50                                 54
9.69%                                           08/15/09                         130                                138 (h)
Pemex Project Funding Master Trust
6.13%                                           08/15/08                         160                                161
7.38%                                           12/15/14                          15                                 16
Pepco Holdings, Inc.
5.45%                                           06/01/10                          60                                 60 (i)
5.50%                                           08/15/07                          80                                 80
Potomac Edison Company
5.35%                                           11/15/14                          40                                 39
Procter & Gamble - Esop (Series A)
9.36%                                           01/01/21                         125                                155
Prudential Financial, Inc.
5.90%                                           03/17/36                          55                                 53
Puget Energy, Inc.
3.36%                                           06/01/08                          35                                 34
5.48%                                           06/01/35                          55                                 50
Quest Diagnostics Inc.
6.75%                                           07/12/06                          65                                 65
Qwest Corp.
7.63%                                           06/15/15                         200                                214
Rabobank Capital Funding II
5.26%                                           12/31/49                         115                                111 (b,i)
Rabobank Capital Funding Trust
5.25%                                           12/29/49                          50                                 47 (b,i)
RBS Capital Trust I
4.71%                                           12/29/49                          55                                 51 (i)
5.51%                                           09/29/49                          80                                 77 (i)
Residential Capital Corp.
6.13%                                           11/21/08                         210                                210
Rogers Cable Inc.
5.50%                                           03/15/14                         125                                118
Simon Property Group LP (REIT)
4.60%                                           06/15/10                          55                                 53
4.88%                                           08/15/10                          80                                 78
Sprint Capital Corp.
6.00%                                           01/15/07                         130                                131
8.75%                                           03/15/32                         170                                212
Standard Chartered Bank Hong Kong Ltd.
4.38%                                           12/03/14                          50                                 48 (i)
Stewart Enterprises, Inc.
7.75%                                           02/15/13                         175                                168 (b)
Telefonos de Mexico S.A. de C.V.
4.50%                                           11/19/08                         325                                316
8.75%                                           01/31/16                       1,000                                 88
TELUS Corp.
7.50%                                           06/01/07                         100                                102
Tesoro Corp.
6.25%                                           11/01/12                          40                                 39 (b)
The Kroger Company
6.80%                                           12/15/18                          55                                 57 (h)
Thomson Corp.
5.50%                                           08/15/35                          55                                 49
Time Warner Entertainment Co. LP
8.38%                                           07/15/33                          75                                 86
TXU Electric Delivery Co.
5.00%                                           09/01/07                          55                                 55
6.38%                                           05/01/12                          45                                 46
Tyson Foods, Inc.
7.25%                                           10/01/06                           2                                  2
United Overseas Bank Ltd.
4.50%                                           07/02/13                         110                                102 (b)
United Utilities PLC
6.45%                                           04/01/08                          55                                 56
Valero Energy Corp.
3.50%                                           04/01/09                          30                                 28
Verizon
6.50%                                           09/15/11                          60                                 61
Verizon Pennsylvania Inc.
8.75%                                           08/15/31                          55                                 64 (h)
Viacom, Inc.
5.63%                                           05/01/07                          15                                 15
VTB Capital SA for Vneshtorgbank
5.68%                                           09/21/07                         110                                110 (b,i)
Wells Fargo & Co.
5.25%                                           12/01/07                          65                                 65
Westar Energy, Inc.
5.15%                                           01/01/17                          35                                 33
7.13%                                           08/01/09                          30                                 31
Westfield Capital Corporation Limited
4.38%                                           11/15/10                          80                                 76 (b)
Weyerhaeuser Co.
6.13%                                           03/15/07                          24                                 24
Wisconsin Electric Power
3.50%                                           12/01/07                          65                                 63
                                                                                                                 14,802

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 2.1%
Banc of America Funding Corp.
5.39%                                           02/20/36                         130                                125 (h,i)
5.76%                                           03/20/36                          50                                 49 (h,i)
5.89%                                           02/20/36                         100                                 99 (h,i)
Banc of America Mortgage Securities (Class B)
5.40%                                           01/25/36                          50                                 48 (h,i)
Bank of America Alternative Loan Trust
6.50%                                           07/25/35                          92                                 93 (h)
Bear Stearns Commercial Mortgage Securities
5.58%                                           03/11/39                          39                                 39 (h,i)
6.02%                                           02/14/31                         100                                101 (h)
CalSTRS Trust
4.13%                                           11/20/12                         149                                146 (b,h)
Countrywide Home Loan Mortgage Pass Through Trust (Class M)
5.50%                                           12/25/35                          45                                 42 (h)
Credit Suisse Mortgage Capital Certificates (Class C)
5.65%                                           02/25/36                          25                                 24 (h,i)
CS First Boston Mortgage Securities Corp.
5.33%                                           10/25/35                          45                                 42 (h,i)
5.48%                                           07/15/37                       1,312                                 38 (b,d,h,i)
DLJ Commercial Mortgage Corp.
6.24%                                           11/12/31                         350                                356 (h)
GMAC Commercial Mortgage Securities, Inc.
6.42%                                           05/15/35                         332                                338 (h)
GMAC Commercial Mortgage Securities, Inc. (Class X)
5.48%                                           12/10/41                       2,083                                 53 (d,h,i)
Greenwich Capital Commercial Funding Corp.
5.12%                                           04/10/37                          90                                 89 (h)
Impac CMB Trust (Class A)
5.20%                                           12/25/33                         149                                149 (h,i)
Indymac INDA Mortgage Loan Trust
5.17%                                           01/25/36                         100                                 92 (h,i)
Indymac INDA Mortgage Loan Trust (Class B)
5.17%                                           01/25/36                         100                                 97 (h,i)
Indymac Index Mortgage Loan Trust
5.42%                                           06/25/35                          74                                 70 (h,i)
JP Morgan Mortgage Trust
5.41%                                           11/25/35                         152                                149 (h,i)
JPMorgan Chase Commercial Mortgage Securities Corp.
1.16%                                           01/12/39                       1,087                                 45 (b,h,i)
6.47%                                           11/15/35                          64                                 67 (h)
LB-UBS Commercial Mortgage Trust
4.06%                                           09/15/27                         144                                139 (h,i)
4.51%                                           12/15/29                          74                                 71 (h)
4.53%                                           01/15/36                         511                                 35 (b,d,h)
5.15%                                           03/15/34                         374                                  6 (b,d,h,i)
5.38%                                           01/18/12                       1,588                                 50 (d,h,i)
6.06%                                           10/15/35                         571                                 25 (b,d,h,i)
6.23%                                           03/15/26                          87                                 89 (h)
7.27%                                           02/15/40                       1,264                                 27 (b,d,h,i)
7.62%                                           03/15/36                       1,297                                 37 (b,d,h,i)
LB-UBS Commercial Mortgage Trust (Class A)
6.65%                                           11/15/27                         116                                122 (h)
LB-UBS Commercial Mortgage Trust (Class B)
6.65%                                           07/14/16                          26                                 27 (b,h)
LB-UBS Commercial Mortgage Trust (Class X)
7.50%                                           12/15/39                       1,107                                 20 (b,d,h,i)
Master Alternative Loans Trust
5.00%                                           08/25/18                          68                                  9 (g,h)
6.50%                                           08/25/34 - 05/25/35              296                                299 (h)
Master Alternative Loans Trust (Class 3)
6.50%                                           01/25/35                          77                                 78 (h)
MLCC Mortgage Investors, Inc.
5.40%                                           02/25/36                          50                                 47 (i)
Morgan Stanley Capital I
6.53%                                           03/15/31                         221                                226 (h)
Morgan Stanley Dean Witter Capital I
5.20%                                           04/15/34                         334                                  7 (b,d,h,i)
5.28%                                           10/15/35                         511                                 11 (b,d,h,i)
7.20%                                           10/15/33                         209                                222 (h)
Morgan Stanley Dean Witter Capital I (Class X)
1.46%                                           02/01/31                         213                                 10 (b,h,i)
Nomura Asset Securities Corp. (Class A)
6.59%                                           03/15/30                         221                                226 (h)
Opteum Mortgage Acceptance Corp.
5.12%                                           02/25/35                         665                                665 (h,i)
Residential Accredit Loans, Inc.
6.00%                                           01/25/36                         250                                239
Residential Asset Securitization Trust (Class A)
5.22%                                           05/25/35                         196                                196 (h,i)
Structured Asset Securities Corp. (Class X)
2.05%                                           02/25/28                         108                                  6 (i)
Wachovia Bank Commercial Mortgage Trust
5.51%                                           03/15/45                          79                                 79
Wells Fargo Mortgage Backed Securities Trust
5.00%                                           11/25/20                         125                                122
5.50%                                           01/25/36 - 03/25/36              200                                185
                                                                                                                  5,626

SOVEREIGN BONDS - 0.3%
Government of  Argentina
8.28%                                           12/31/33                          76                                 75 (h)
Government of Bahamas
6.63%                                           05/15/33                          50                                 55 (b,h)
Government of Brazil
7.13%                                           01/20/37                         100                                 98 (h)
8.88%                                           10/14/19                          70                                 81 (h)
12.50%                                          01/05/16                         250                                116
Government of Indonesia
8.50%                                           10/12/35                         100                                112 (b,h)
Government of Mexico
5.63%                                           01/15/17                          66                                 64
Government of Philippine
7.75%                                           01/14/31                         100                                101
Government of Uruguay
8.00%                                           11/18/22                          70                                 73
                                                                                                                    775

TOTAL BONDS AND NOTES                                                                                            58,323
 (COST $60,255)

                                                                           NUMBER OF
                                                                             SHARES                            VALUE
------------------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 1.8%
------------------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                             29,010                         $      944
Industrial Select Sector SPDR Fund                                           115,931                              3,918

TOTAL EXCHANGE TRADED FUNDS                                                                                       4,862
(COST $3,872)

                                                                           NUMBER OF
                                                                           CONTRACTS                           VALUE
------------------------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS - 0.0%*
------------------------------------------------------------------------------------------------------------------------------

CALL OPTIONS
U.S. Treasury Notes 2Yr. Futures                                                  10                         $        -

PUT OPTIONS
Euro Dollar Futures                                                               20                                  1
U.S. Treasury Notes 2Yr. Futures                                                  10                                  3
                                                                                                                      4

TOTAL PURCHASED OPTIONS                                                                                               4
(COST $7)

TOTAL INVESTMENTS IN SECURITIES                                                                                 258,822
(COST $229,004)

                                                                            NUMBER OF
                                                                             SHARES                            VALUE
------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 13.5%
------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 4.5%
GEI Short Term Investment Fund
4.87%                                                                     12,117,094                         $   12,117 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES ON LOAN - 9.0%
State Street Navigator Securities Lending Prime Portfolio
4.76%                                                                     24,214,650                             24,215 (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                                     36,332
(COST $36,332)

TOTAL INVESTMENTS                                                                                               295,154
(COST $265,336)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (10.2)%                                                            (27,316)

                                                                                                             ----------
NET ASSETS - 100.0%                                                                                          $  267,838
                                                                                                             ==========


------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------------------

The Elfun Diversified Fund had the following long futures contracts open at March 31, 2006 (unaudited):


                                                                                             CURRENT          UNREALIZED
                                                                            NUMBER OF        NOTIONAL       APPRECIATION /
DESCRIPTION                                        EXPIRATION DATE          CONTRACTS         VALUE         DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------
S & P 500 Index Futures                               June 2006                12            $  3,910        $      (37)
U S Treasury Notes 2Yr. Futures                       June 2006                10               2,038                (3)
U S Treasury Notes 5Yr. Futures                       June 2006                25               2,611               (14)

The Elfun Diversified Fund had the following short futures contracts open at March 31, 2006 (unaudited):

                                                                                             CURRENT          UNREALIZED
                                                                            NUMBER OF        NOTIONAL       APPRECIATION /
DESCRIPTION                                        EXPIRATION DATE          CONTRACTS         VALUE         DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------
Euro Schatz Eur                                       June 2006                15            $ (1,896)       $        1
S & P 500 Index Futures                               June 2006                 5                (532)               (1)
                                                                                                             ----------
                                                                                                             $      (54)
                                                                                                             ==========

NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - March 31, 2006 (unaudited)
--------------------------------------------------------------------------------


(a)  Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities amounted to $3,960; or 1.48% of net assets for the Elfun Diversified Fund. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)  Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At March 31, 2006, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at March 31, 2006.

(j)  All or a portion of the security is out on loan.

(k)  Step coupon Bond. Security becomes interest bearing at a future date.

(l) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.



+    Percentages are based on net assets as of March 31, 2006.

*    Less than 0.1%



Abbreviations:

ADR       American Depositary Receipt
REGD.     Registered
REIT      Real Estate Investment Trust
REMIC     Real Estate Mortgage Investment Conduit
SPDR      Standard & Poor's Depository Receipts
STRIPS    Separate Trading of Registered Interest and Principal of Security


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Diversified Fund

By:   /S/JOHN H. MYERS
      John H. Myers
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  May 30, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JOHN H. MYERS
      John H. Myers
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  May 30, 2006


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, Elfun Funds

Date:  May 30, 2006